Note 23 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2016	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$1,021,317	$474,868	$399,368	$1,171	$1,896,724
Depreciation and amortization	21,612	15,121	5,479	2,712	44,924
Operating earnings (loss)	85,255	34,275	45,614	(18,971)	146,173
Other income, net					2,417
Interest expense, net					(9,190)
Income tax expense					(47,829)

Net earnings from continuing operations					$91,571

Net earnings from discontinued operations					$-

Net earnings					$91,571

Total assets	$559,295	$443,945	$181,425	$10,114	$1,194,779
Total additions to long-lived assets	50,948	67,325	4,654	1,141	124,068
2015	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$889,738	$446,146	$385,123	$979	$1,721,986
Depreciation and amortization	18,100	12,429	5,263	2,832	38,624
Operating earnings (loss)	69,247	38,777	41,092	(68,732)	80,384
Other income, net					1,122
Interest expense, net					(9,039)
Income tax expense					(32,552)

Net earnings from continuing operations					$39,915

Net earnings from discontinued operations					$1,104

Net earnings					$41,019

Total assets	$488,228	$396,789	$176,521	$30,883	$1,092,421
Total additions to long-lived assets	78,124	12,997	4,402	1,677	97,200
2014	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$823,146	$352,363	$405,957	$805	$1,582,271
Depreciation and amortization	14,959	12,371	5,651	3,052	36,033
Operating earnings (loss)	60,473	22,009	47,392	(51,718)	78,156
Other income, net					1,262
Interest expense, net					(7,304)
Income tax expense					(18,205)

Net earnings from continuing operations					$53,909

Net earnings from discontinued operations					$23,807

Net earnings					$77,716

Total assets	$421,423	$425,461	$183,436	$(6,437)	$1,023,883
Total additions to long-lived assets	23,988	134,587	15,763	1,980	176,318

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2016	2015	2014

United States
Revenues	$734,488	$628,954	$522,641
Total long-lived assets	178,908	152,326	90,276

Canada
Revenues	$253,529	$229,551	$263,215
Total long-lived assets	52,547	51,473	53,241

Euro currency countries
Revenues	$261,626	$207,495	$135,482
Total long-lived assets	174,932	152,833	169,963

Australia
Revenues	$219,406	$206,254	$231,029
Total long-lived assets	43,808	44,936	51,083

United Kingdom
Revenues	$137,216	$164,204	$150,933
Total long-lived assets	69,565	56,076	60,046

Other
Revenues	$290,459	$285,528	$278,971
Total long-lived assets	33,077	31,551	41,514

Consolidated
Revenues	$1,896,724	$1,721,986	$1,582,271
Total long-lived assets	552,837	489,195	466,124